UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2025

Summit Municipal Income Fund

Investor Class (PRINX)

This semi-annual shareholder report contains important information about Summit Municipal Income Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - Investor Class	$22	0.45%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,975,565
Number of Portfolio Holdings	878

Portfolio Turnover Rate	14.2%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Texas	11.5%
New York	10.9
California	9.5
Georgia	5.6
Florida	5.1
Maryland	4.9
Puerto Rico	3.9
Virginia	3.7
District of Columbia	3.4
Other	41.5

Industry Allocation (as a % of Net Assets)

Transportation	28.7%
Health Care	13.9
Special Tax	9.9
Water & Sewer	6.3
Housing	6.0
Education	5.8
General Obligations - State	5.1
General Obligations - Local	4.8
Leasing	3.5
Other	16.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F84-053 6/25

Summit Municipal Income Fund

Investor Class (PRINX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

Summit Municipal Income Fund

Advisor Class (PAIMX)

This semi-annual shareholder report contains important information about Summit Municipal Income Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - Advisor Class	$34	0.70%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,975,565
Number of Portfolio Holdings	878

Portfolio Turnover Rate	14.2%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Texas	11.5%
New York	10.9
California	9.5
Georgia	5.6
Florida	5.1
Maryland	4.9
Puerto Rico	3.9
Virginia	3.7
District of Columbia	3.4
Other	41.5

Industry Allocation (as a % of Net Assets)

Transportation	28.7%
Health Care	13.9
Special Tax	9.9
Water & Sewer	6.3
Housing	6.0
Education	5.8
General Obligations - State	5.1
General Obligations - Local	4.8
Leasing	3.5
Other	16.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F284-053 6/25

Summit Municipal Income Fund

Advisor Class (PAIMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

Summit Municipal Income Fund

I Class (PRIMX)

This semi-annual shareholder report contains important information about Summit Municipal Income Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Income Fund - I Class	$17	0.35%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,975,565
Number of Portfolio Holdings	878

Portfolio Turnover Rate	14.2%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Texas	11.5%
New York	10.9
California	9.5
Georgia	5.6
Florida	5.1
Maryland	4.9
Puerto Rico	3.9
Virginia	3.7
District of Columbia	3.4
Other	41.5

Industry Allocation (as a % of Net Assets)

Transportation	28.7%
Health Care	13.9
Special Tax	9.9
Water & Sewer	6.3
Housing	6.0
Education	5.8
General Obligations - State	5.1
General Obligations - Local	4.8
Leasing	3.5
Other	16.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1216-053 6/25

Summit Municipal Income Fund

I Class (PRIMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRINX Summit Municipal
Income Fund
PAIMX Summit Municipal
Income Fund–
.
Advisor Class
PRIMX Summit Municipal
Income Fund–
.
I Class

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 11.28 $ 10.36 $ 10.43 $ 12.42 $ 12.11 $ 12.19
Investment
activities
Net investment
income
(1)(2)
0.20 0.37 0.33 0.27 0.28 0.33
Net realized and
unrealized gain/
loss (0.35) 0.92 (0.06) (1.99) 0.31 (0.08)
Total from
investment
activities (0.15) 1.29 0.27 (1.72) 0.59 0.25
Distributions
Net investment
income (0.19) (0.37) (0.33) (0.27) (0.28) (0.33)
Net realized gain — — (0.01) — — —
(3)
Total distributions (0.19) (0.37) (0.34) (0.27) (0.28) (0.33)
NET ASSET
VALUE
End of period $ 10.94 $ 11.28 $ 10.36 $ 10.43 $ 12.42 $ 12.11

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(4)
(1.32)% 12.47% 2.41% (13.99)% 4.87% 2.10%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.50%
(5)
0.53% 0.53% 0.54% 0.52% 0.52%
Net expenses
after waivers/
payments by
Price Associates 0.45%
(5)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment
income 3.56%
(5)
3.30% 3.03% 2.33% 2.23% 2.73%
Portfolio turnover
rate 14.2% 16.2% 19.2% 29.7% 23.8% 18.6%
Net assets, end of
period (in millions) $1,164 $1,228 $953 $833 $1,678 $1,690
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 11.28 $ 10.36 $ 10.43 $ 12.42 $ 12.11 $ 12.19
Investment
activities
Net investment
income
(1)(2)
0.18 0.35 0.30 0.25 0.25 0.30
Net realized and
unrealized gain/
loss (0.34) 0.91 (0.06) (1.99) 0.31 (0.08)
Total from
investment
activities (0.16) 1.26 0.24 (1.74) 0.56 0.22
Distributions
Net investment
income (0.18) (0.34) (0.30) (0.25) (0.25) (0.30)
Net realized gain — — (0.01) — — —
(3)
Total distributions (0.18) (0.34) (0.31) (0.25) (0.25) (0.30)
NET ASSET
VALUE
End of period $ 10.94 $ 11.28 $ 10.36 $ 10.43 $ 12.42 $ 12.11

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(4)
(1.44)% 12.19% 2.15% (14.20)% 4.61% 1.84%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.80%
(5)
0.87% 0.93% 0.92% 0.88% 0.90%
Net expenses
after waivers/
payments by
Price Associates 0.70%
(5)
0.75% 0.75% 0.75% 0.75% 0.75%
Net investment
income 3.31%
(5)
3.06% 2.77% 2.11% 2.00% 2.48%
Portfolio turnover
rate 14.2% 16.2% 19.2% 29.7% 23.8% 18.6%
Net assets, end
of period (in
thousands) $2,239 $2,087 $315 $554 $927 $1,042
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 11.29 $ 10.36 $ 10.44 $ 12.42 $ 12.11 $ 12.20
Investment
activities
Net investment
income
(1)(2)
0.20 0.38 0.34 0.29 0.29 0.34
Net realized and
unrealized gain/
loss (0.35) 0.93 (0.07) (1.98) 0.31 (0.09)
Total from
investment
activities (0.15) 1.31 0.27 (1.69) 0.60 0.25
Distributions
Net investment
income (0.20) (0.38) (0.34) (0.29) (0.29) (0.34)
Net realized gain — — (0.01) — — —
(3)
Total distributions (0.20) (0.38) (0.35) (0.29) (0.29) (0.34)
NET ASSET
VALUE
End of period $ 10.94 $ 11.29 $ 10.36 $ 10.44 $ 12.42 $ 12.11

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(4)
(1.35)% 12.70% 2.42% (13.81)% 4.99% 2.13%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.35%
(5)
0.39% 0.39% 0.39% 0.38% 0.39%
Net expenses
after waivers/
payments by
Price Associates 0.35%
(5)
0.39% 0.39% 0.39% 0.38% 0.39%
Net investment
income 3.66%
(5)
3.41% 3.14% 2.51% 2.32% 2.84%
Portfolio turnover
rate 14.2% 16.2% 19.2% 29.7% 23.8% 18.6%
Net assets, end of
period (in millions) $1,809 $1,808 $1,244 $1,167 $1,289 $812
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Summit Municipal Income Fund
April 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.6%
ALABAMA  1.3%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  2,500 2,574
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  3,305 3,242
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  7,775 8,127
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  6,225 6,558
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  3,810 3,808
Energy Southeast A Cooperative Dist., Series B, VRDN, 5.25%,
7/1/54 (Tender 6/1/32)  2,305 2,446
Mobile County IDA, AM/NS Calvert Project, Series A, 5.00%,
6/1/54 (1) 2,875 2,726
Mobile County IDA, AM/NS Calvert Project, Series B, 4.75%,
12/1/54 (1) 2,775 2,528
Southeast Energy Auth., A Cooperative Dist., Series B-1,
VRDN, 5.00%, 5/1/53 (Tender 8/1/28)  3,910 4,016
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (2) 3,765 3,671
39,696
ARIZONA  1.4%
Arizona HFA, Banner Health, Series B, FRN , 100% of
SPMUV7DY + 0.81%, 4.48%, 1/1/37  525 505
Arizona IDA, Equitable School, Series A, 5.00%, 11/1/44  2,425 2,434
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/49  2,150 2,119
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (1) 1,025 1,019
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (1) 6,625 6,728
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, 5.00%,
7/1/48 (1) 5,575 5,579
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/37 (1) 1,760 1,785
Phoenix Civic Improvement, Sky Harbor Int'l. Airport,
Series 2018, 5.00%, 7/1/38 (1) 1,760 1,781
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/42 (1) 3,000 3,013
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series A,
5.00%, 7/1/47 (1) 2,115 2,117
Phoenix Civic Improvement, Sky Harbor Int'l. Airport, Series B,
5.00%, 7/1/49 (1) 7,415 7,415

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/54  940 873
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/42  3,540 3,427
Sierra Vista IDA, American Leadership Academy Project,
5.00%, 6/15/59 (2) 2,345 2,149
Tempe IDA, Friendship Village, 5.00%, 12/1/50  775 703
Tempe IDA, Friendship Village, 5.00%, 12/1/54  885 792
42,439
ARKANSAS  0.2%
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48 (1)(2) 2,500 2,676
Arkansas DFA, Green Bond, Series B, 7.375%, 7/1/48 (1)(2) 2,500 2,710
5,386
CALIFORNIA  9.5%
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (3) 5,000 3,611
Burbank-Glendale-Pasadena Airport Auth. Brick Campaign,
Series B, 5.25%, 7/1/54 (1) 3,250 3,319
California Community Choice Fin. Auth., Green Bond Energy
Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  2,480 2,572
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,205 3,431
California Community Choice Fin. Auth., Green Bond Energy
Project, Series A-1, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,800 1,870
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  5,330 5,585
California Community Choice Fin. Auth., Green Bond Energy
Project, Series H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  3,775 4,039
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (2) 2,960 2,238
California Community Housing Agency, Stoneridge Apartments,
Series A, 4.00%, 2/1/56 (2) 9,110 6,886
California EFA, Stanford Univ., Series V-1, 5.00%, 5/1/49  500 539
California Enterprise Dev. Auth., Riverside County Mead Valley
Wellness Village Project, Series A, 5.25%, 11/1/54  13,000 13,863
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (3) 4,575 3,335
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  600 605
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33  1,150 1,158
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  5,500 5,842
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,060 1,093
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  519 518
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  3,813 3,763

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/41  5,875 5,883
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/43  9,000 8,829
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,000 4,867
California Municipal Fin. Auth., LINXS APM Project, 5.00%,
12/31/36 (1) 2,855 2,872
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (1) 3,000 2,562
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (1) 10,015 10,010
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (1) 535 532
California Municipal Fin. Auth., Palomar Health, Series A, COP,
5.25%, 11/1/52 (4) 1,775 1,793
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,710 2,822
California Municipal Fin. Auth., Waste Management Project,
Series A, VRDN, 3.75%, 10/1/45 (Tender 6/2/25) (1) 3,000 2,999
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (2) 7,000 7,273
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41 (Prerefunded 8/1/25) (2)(5) 100 100
California School Fin. Auth., Fortune School of Ed., Series A,
5.00%, 6/1/54 (2) 3,225 2,925
California School Fin. Auth., Fortune School of Ed., Series A,
5.125%, 6/1/59 (2) 1,250 1,142
California School Fin. Auth., New Designs Charter School
Project, Series A, 5.00%, 6/1/64 (2) 1,500 1,363
California State Univ., Series C, 4.00%, 11/1/45  1,000 944
California Statewide CDA, CHF-Irvine, Univ. of California
Student Housing Irvine East Campus Apartments, Series A,
5.00%, 5/15/47  2,820 2,828
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/51 (2) 875 810
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  2,600 2,566
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (2) 600 601
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (2) 1,390 1,385
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (2) 1,630 1,640
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  400 405

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  985 897
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,005 836
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/44  1,150 1,170
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  2,000 2,018
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  4,040 4,266
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (4) 5,120 4,119
CMFA Special Fin. Agency VII, The Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (2) 2,070 1,711
CMFA Special Fin. Agency, Solana At Grand, Series A-2,
4.00%, 8/1/45 (2) 960 821
CSCDA Community Improvement Auth., Altana Glendale,
Series A-2, 4.00%, 10/1/56 (2) 3,680 2,762
CSCDA Community Improvement Auth., City of Orange,
Series B, 4.00%, 3/1/57 (2) 3,385 2,359
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51 (2) 680 623
CSCDA Community Improvement Auth., The Link Glendale,
Series A-2, 4.00%, 7/1/56 (2) 2,826 2,123
Downey Unified School Dist., Series A, GO, 4.00%, 8/1/52  7,000 6,497
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  2,915 2,937
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53 (3) 7,995 8,425
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  1,835 1,836
Lodi Unified School Dist., Series 2021, GO, 3.00%, 8/1/46  5,900 4,571
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/41 (1) 6,400 6,406
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (1) 5,475 4,847
Los Angeles Dept. of Airports, Los Angeles Int'l., 5.00%,
5/15/43 (1) 5,300 5,317
Los Angeles Dept. of Airports, Private Activity, Series A, 4.00%,
5/15/41 (1) 2,000 1,875
Los Angeles Dept. of Airports, Sustainable Bonds, Series A,
5.50%, 5/15/55 (1) 13,350 13,981
Orange County Community Fac. Dist. No. 2021-1 Rienda,
Special Tax, Series A, 5.00%, 8/15/52  3,750 3,796
Regents of the Univ. of California Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,000 4,923
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/37  1,335 1,313

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/46  2,140 1,939
Sacramento County Airport, Series C, 5.00%, 7/1/37 (1) 1,410 1,428
Sacramento, Greenbriar Community Fac. Dist. No. 20, 4.00%,
9/1/41  705 651
Sacramento, Greenbriar Community Fac. Dist. No. 20, 4.00%,
9/1/46  1,830 1,594
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/42 (2) 1,090 1,114
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.25%, 9/1/47 (2) 2,455 2,481
Sacramento, Railyards Community Fac. Dist. No. 201, Special
Tax, 5.375%, 9/1/52 (2) 1,655 1,669
San Diego County Regional Airport Auth. Senior Private Activity,
Series B, 5.00%, 7/1/48 (1) 3,000 3,031
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  800 756
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/44 (1) 5,155 5,166
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/40 (1) 6,455 6,809
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/41 (1) 3,500 3,681
San Francisco City & County Int'l. Airport, Series A, 5.25%,
5/1/42 (1) 3,230 3,360
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (1) 9,000 9,410
San Francisco City & County Int'l. Airport, Series C, 5.75%,
5/1/48 (1) 7,055 7,479
San Francisco City & County Int'l. Airport, Series E, 5.00%,
5/1/50 (1) 5,395 5,372
San Joaquin Valley Clean Energy Auth., Clean Energy Project,
Series A, VRDN, 5.50%, 1/1/56 (Tender 7/1/35)  1,425 1,565
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/30  1,090 1,096
San Marcos Redev. Agency, Successor Agency Tax, Series A,
5.00%, 10/1/33  795 798
Univ. of California Regents, Series O, 5.50%, 5/15/58  2,575 2,653
283,899
COLORADO  3.0%
Colorado, COP, 6.00%, 12/15/40  9,325 10,670
Colorado, COP, 6.00%, 12/15/41  11,375 12,895
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy,
5.80%, 4/1/54 (2) 1,000 1,007

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Colorado HFA, Adventhealth Obligated Group, Series A, 4.00%,
11/15/46  1,500 1,353
Colorado HFA, Adventist Health System/Sunbelt Obligated
Group, Series A, 4.00%, 11/15/48  8,690 7,627
Colorado HFA, Children's Hospital, VRDN, 2.90%, 12/1/52  4,570 4,570
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/44  7,050 6,994
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (2) 1,285 783
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (2) 440 269
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  4,720 4,720
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  2,390 2,329
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  2,975 2,893
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  1,340 1,283
Denver City & County Airport, Series A, 5.00%, 11/15/47 (1) 3,000 3,011
Denver City & County Airport, Series A, 5.25%, 12/1/48 (1) 15,110 15,224
Denver City & County Pledged Excise Tax Revenue,
Series A-1, 5.00%, 8/1/48  10,000 10,038
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  500 504
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  1,072 966
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  650 670
Univ. of Colorado Hosp. Auth., VRDN, 2.50%, 11/15/39  500 500
88,306
CONNECTICUT  1.0%
Connecticut, Series B, GO, 3.00%, 1/15/42 (3) 6,200 4,954
Connecticut, Series C, GO, 5.00%, 6/15/32  350 389
Connecticut, Series C, GO, 5.00%, 6/15/40  700 741
Connecticut HEFA, Goodwin Univ., Series A-1, 5.00%, 7/1/44  3,330 3,169
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/39  1,785 1,466
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/44  1,065 829
Connecticut HEFA, Hartford Univ., 4.00%, 7/1/49  705 524
Connecticut Housing Fin. Auth., Series B, 5.75%, 11/15/53  3,210 3,395
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/44  6,150 6,587
Connecticut Special Tax Obligation, Transit Infrastructure,
Series A, 5.00%, 5/1/32  1,585 1,709
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/33  4,440 4,610

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)  (6)(7)(8) 1,235 284
28,657
DELAWARE  1.1%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  4,230 4,080
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  1,745 1,673
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  3,385 3,225
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  12,360 12,557
Delaware Transportation Auth., Garvee, 5.00%, 9/1/35  1,410 1,485
Delaware Transportation Auth., Senior, 3.00%, 7/1/43  6,530 5,350
Delaware Transportation Auth., Senior, 3.00%, 7/1/44  3,360 2,725
Town of Bridgeville, Heritage Shores Special Dev. Dist., 5.25%,
7/1/44 (2) 400 401
Town of Bridgeville, Heritage Shores Special Dev. Dist.,
5.625%, 7/1/53 (2) 400 404
Univ. of Delaware, VRDN, 2.50%, 11/1/35  2,000 2,000
33,900
DISTRICT OF COLUMBIA  3.4%
Dist. of Columbia Income Tax Revenue, Series A, 5.25%, 5/1/48  6,000 6,305
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  5,640 1,404
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  1,790 1,804
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  360 359
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  495 471
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  935 824
District of Columbia, KIPP Project, 4.00%, 7/1/39  2,430 2,262
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/48 (1) 7,735 7,741
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/49 (1) 7,000 7,000
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.25%, 10/1/53 (1) 5,000 5,077
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.50%, 10/1/54 (1) 4,400 4,581
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 4.00%, 10/1/52 (4) 14,200 12,429
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  7,250 7,322

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,515 1,613
Washington Metropolitan Area Transit Auth., Series A, 4.125%,
7/15/47  8,455 7,795
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  3,950 4,205
Washington Metropolitan Area Transit Auth., Green Bonds,
Series A, 4.00%, 7/15/46  7,500 6,735
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 5.25%, 7/15/59  12,790 13,379
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, Series A, 5.25%, 7/15/53  8,225 8,587
99,893
FLORIDA  5.1%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34 (6)(8) 1,835 1,193
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49  4,000 3,369
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  520 543
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  400 415
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 5.25%, 7/1/50 (2) 2,000 1,879
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 5.25%, 7/1/55 (2) 1,275 1,180
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34
(Prerefunded 7/1/26) (5) 1,270 1,299
Duval County Public Schools, Series A, COP, 5.00%, 7/1/34 (4) 2,700 2,867
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  2,475 2,505
Florida Dev. Fin., Waste Disposal Revenue Bonds, VRDN,
6.125%, 7/1/32 (Tender 7/1/26) (1)(2) 5,500 5,573
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.50%, 6/1/33 (2) 1,410 1,309
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (2) 1,515 1,350
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (2) 2,975 2,556
Greater Orlando Aviation Auth., 5.25%, 10/1/44 (1) 5,350 5,534
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/32 (1) 705 719
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (1) 8,700 8,723
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/47 (1) 5,000 5,005
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/49 (1) 2,350 2,350
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/52 (1) 1,060 1,060

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series B, 5.50%, 10/1/49 (1) 4,250 4,471
Hillsborough County Aviation Auth., Tampa Int'l. Airport,
Series F, 5.00%, 10/1/48  1,155 1,165
Hillsborough County IDA, BayCare Health System, Series C,
5.50%, 11/15/54  4,000 4,279
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/30 (1) 580 600
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/31 (1) 600 620
Hillsborough County Port Dist., Tampa Port. Auth., Series B,
5.00%, 6/1/46 (1) 3,525 3,515
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (2) 1,960 1,630
JEA Electric System, Series 3A, 4.00%, 10/1/37  3,395 3,349
JEA Water & Sewer System Revenue, Series A, 5.25%, 10/1/55  15,000 15,807
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  980 987
Lee County Florida Airport Revenue, 5.25%, 10/1/54 (1)(9) 4,325 4,403
Lee County Florida Airport Revenue, Series A, 5.00%,
10/1/27 (1) 3,525 3,626
Lee County IDA, Health System, Series 1, 5.00%, 4/1/39  970 984
Manatee County, Florida Revenue Improvement Bonds, 5.50%,
10/1/53  6,000 6,463
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/34 (1) 6,250 6,659
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/49 (1) 10,700 10,643
Miami-Dade County Seaport Dept., Series A, 5.25%,
10/1/52 (1) 3,015 3,045
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  6,825 5,868
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  1,815 1,769
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49  3,000 2,538
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.25%, 6/1/56  3,045 2,422
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  7,000 7,073
South Miami HFA, Baptist Health South Florida, Series 2017,
4.00%, 8/15/47  7,000 6,051
Village Community Dev. Dist. No. 14, 5.375%, 5/1/42  1,010 1,030
Village Community Dev. Dist. No. 14, 5.50%, 5/1/53  2,545 2,581
151,007

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
GEORGIA  5.6%
Atlanta Airport Passenger Fac. Charge, Subordinate Lien
Green Bond, Series E, 5.25%, 7/1/41 (1) 1,100 1,167
Atlanta Airport Passenger Fac. Charge, Subordinate Lien
Green Bond, Series E, 5.25%, 7/1/43 (1) 8,250 8,626
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (6)(8) 835 334
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (6)(8) 3,405 1,362
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (2) 6,843 5,890
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40  1,605 1,606
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44  7,755 7,756
Atlanta, Social Bond, Series A-1, GO, 5.00%, 12/1/41  4,920 5,254
Burke County Dev. Auth., Georgia Power A Southern, First
Series, VRDN, PCR, 2.60%, 7/1/49  950 950
Cobb County Kennestone Hosp. Auth., Wellstar Health System,
RAC, 4.00%, 4/1/52  3,880 3,326
Cobb County Kennestone Hosp. Auth., Wellstar Health System,
Series A, VRDN, RAC, 3.72%, 4/1/47  8,400 8,400
Coweta County Water & Sewage Auth., 4.25%, 6/1/57  950 884
Dev. Auth. of Appling County, Oglethorpe Power Corp. Hatch
Project, Series A, VRDN, PCR, 3.13%, 1/1/38  7,745 7,745
Fulton County Dev. Auth., WellStar Health, Series A, 4.00%,
4/1/50  2,080 1,802
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/47  1,000 988
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  1,850 1,862
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  2,590 2,626
Gainesville & Hall County CDA, Active Retirement
Communities, 5.00%, 11/15/33  1,410 1,426
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/46  4,000 3,520
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/51  3,500 2,959
George L Smith II Congress Center Auth., 4.00%, 1/1/36  1,130 1,116
George L Smith II Congress Center Auth., 4.00%, 1/1/54  13,645 11,369
George L Smith II Congress Center Auth., 5.00%, 1/1/54 (2) 2,690 2,459
Georgia Ports Auth., 5.00%, 7/1/47  5,840 6,026
Georgia Ports Auth., 5.25%, 7/1/52  2,600 2,717
Georgia State Road & Tollway Auth., Managed Lane System,
Series 2021A, 3.00%, 7/15/50  5,500 4,016
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/49  4,810 3,554
Georgia, Bidding Group 2, Series A, GO, 4.00%, 7/1/42  5,375 5,300

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/37  1,060 1,075
Main Street Natural Gas, Series A, 5.00%, 5/15/31  2,820 2,895
Main Street Natural Gas, Series A, 5.00%, 5/15/32  1,760 1,803
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  8,535 8,530
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  4,400 4,548
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,882
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  19,315 20,046
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  4,990 4,991
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/26  480 485
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/27  905 932
Municipal Electric Auth. of Georgia, General Power Revenue,
Series 2018A, 5.00%, 1/1/28  250 261
Municipal Electric Auth. of Georgia, Plant Vogtle Units 3&4
Project, Series A, 5.00%, 1/1/49 (3) 5,765 5,765
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/26  2,555 2,582
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/27  1,435 1,477
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/28  1,515 1,583
Municipal Electric Auth. of Georgia, Project One Subordinated
Bonds, Series A, 5.25%, 1/1/54 (3) 4,100 4,286
168,181
GUAM  0.0%
Guam Business Privilege Tax, Series F, 4.00%, 1/1/42  1,330 1,206
1,206
HAWAII  0.2%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (1) 4,230 4,247
Hawaii Airports System, Series A, 5.50%, 7/1/54 (1) 3,000 3,143
7,390
IDAHO  0.2%
Idaho HFA, Series A, 5.25%, 8/15/48  3,100 3,272
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (2) 2,582 2,300
5,572

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
ILLINOIS  2.5%
Chicago, Series A, GO, 5.50%, 1/1/49  2,150 2,153
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/48 (1) 2,115 2,105
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 4.50%,
1/1/48 (1) 5,700 5,371
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 5.50%,
1/1/59 (1) 11,675 12,132
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/40  1,500 1,556
Chicago, Chicago Works, Series A, GO, 5.50%, 1/1/43  1,125 1,143
Cook County Sales Tax Revenue, Series A, 5.25%, 11/15/45  2,850 2,968
Illinois, GO, 5.00%, 2/1/39  820 858
Illinois, GO, 5.50%, 5/1/25  960 960
Illinois, GO, 5.50%, 5/1/26  1,150 1,173
Illinois, Series A, GO, 5.00%, 10/1/31  705 732
Illinois, Series A, GO, 5.00%, 3/1/33  1,400 1,491
Illinois, Series A, GO, 5.00%, 3/1/35  1,900 1,990
Illinois, Series A, GO, 5.50%, 3/1/42  1,700 1,787
Illinois, Series A, GO, 5.50%, 3/1/47  2,575 2,651
Illinois, Series B, GO, 4.00%, 11/1/33  3,525 3,462
Illinois, Series B, GO, 5.00%, 10/1/31  1,060 1,100
Illinois, Series B, GO, 5.00%, 10/1/32  845 875
Illinois, Series B, GO, 5.25%, 5/1/47  900 916
Illinois, Series B, GO, 5.25%, 5/1/48  1,000 1,016
Illinois, Series B, GO, 5.25%, 5/1/49  1,000 1,014
Illinois, Series B, GO, 5.50%, 5/1/47  5,325 5,485
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  305 310
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  450 456
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  1,310 1,318
Illinois Fin. Auth., Depaul College, 5.625%, 8/1/53 (2) 1,100 1,127
Illinois Fin. Auth., Univ. of Chicago Medical Center, Series A,
VRDN, 2.45%, 8/1/44  2,500 2,500
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,261
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  3,365 3,336
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  1,180 708
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,150 542
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  800 824
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 1,410 1,578
Regional Transportation Auth., Series B, 5.50%, 6/1/27 (10) 2,490 2,557
75,455

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
INDIANA  0.7%
Indiana Fin. Auth., Depauw Univ. Project, Series A, 5.50%,
7/1/52  6,000 6,044
Indiana Fin. Auth., Parkview Health System, Series D, VRDN,
2.50%, 11/1/39  3,100 3,100
Indiana Fin. Auth., Student Housing Project, Series 2023A,
5.00%, 6/1/53  4,285 4,167
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/43  855 856
Valparaiso, Pratt Paper, 4.875%, 1/1/44 (1)(2) 2,025 1,956
Whiting, BP Products, VRDN, 5.00%, 12/1/44 (Tender
6/5/26) (1) 3,825 3,859
19,982
KANSAS  0.3%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (2) 4,050 4,197
Univ. of Kansas Hosp. Auth., Series A, 5.00%, 9/1/48  4,230 4,269
8,466
KENTUCKY  1.4%
Ashland, Ashland Medical Center, 4.00%, 2/1/33  415 401
Ashland, Ashland Medical Center, 4.00%, 2/1/35  335 317
Ashland, Ashland Medical Center, 4.00%, 2/1/38  455 420
Ashland, Ashland Medical Center, 5.00%, 2/1/32  230 233
Kentucky Economic DFA, Catholic Health, Series C, VRDN,
3.07%, 5/1/34  9,525 9,525
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  1,130 1,133
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  1,000 991
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  3,030 2,966
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  1,570 1,575
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  3,405 3,338
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  3,260 3,386
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  4,295 4,563
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  7,225 7,565
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  5,125 5,116
41,529

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
LOUISIANA  1.0%
Louisiana Gasoline & Fuels Tax, Second Lien, Series A-1,
VRDN, 2.50%, 5/1/43  5,100 5,100
Louisiana Gasoline & Fuels Tax, Second Lien, Series A-2,
VRDN, 2.50%, 5/1/43  150 150
Louisiana Public Fac. Auth., I-10 Calcasieu River Bridge,
5.75%, 9/1/64 (1) 6,190 6,421
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (1)(2) 1,400 1,486
New Orleans Aviation Board, General Airport, Series D-2,
5.00%, 1/1/38 (1) 885 891
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  1,315 1,320
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25) (5) 1,060 1,061
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (5) 950 951
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (5) 3,875 3,914
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (2) 2,820 2,822
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  4,400 4,409
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,080 1,060
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  705 693
30,278
MAINE  0.0%
Fin. Auth. of Maine, Casella Waste Systems, VRDN, 4.625%,
12/1/47 (Tender 6/1/35) (1)(2) 1,000 989
989
MARYLAND  4.9%
Anne County Arundel, GO, 4.00%, 10/1/53  1,000 916
Anne County Arundel, GO, 5.00%, 10/1/46  4,415 4,624
Baltimore City, Convention Center Hotel, 5.00%, 9/1/36  2,080 2,080
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,575 1,503
Baltimore City, Harbor Point Project, 4.75%, 6/1/31  2,100 2,088
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33  2,245 2,247
Baltimore City, Water, 5.00%, 7/1/31  1,520 1,522
Frederick County, Public Facilities Project, Series A, GO,
2.00%, 10/1/40  9,515 6,594
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  310 313
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  210 211

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Series A, 4.50%, 9/1/48  1,070 1,081
Maryland CDA, Series D, 3.25%, 9/1/50  5,800 5,714
Maryland DOT, Series A, 5.25%, 8/1/49 (1)(9) 5,825 5,997
Maryland DOT, Series B, 4.00%, 8/1/37 (1) 1,485 1,427
Maryland DOT, Series B, 4.00%, 8/1/38 (1) 1,370 1,303
Maryland DOT, Series B, 5.00%, 8/1/46 (1) 5,155 5,166
Maryland Economic Dev., Series A, 5.00%, 11/12/28 (1) 3,700 3,727
Maryland Economic Dev., Series B, 5.25%, 6/30/52 (1) 2,000 1,978
Maryland Economic Dev., Series B, 5.25%, 6/30/55 (1) 10,515 10,393
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  2,270 2,303
Maryland Economic Dev., College Park Leonardtown Project,
5.125%, 7/1/59 (4) 8,225 8,302
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  810 640
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,020 1,035
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  4,375 4,390
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/47  5,000 4,929
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54  1,380 1,411
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  3,460 3,598
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33  3,175 3,178
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  3,790 3,738
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  2,155 2,159
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  1,315 1,294
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  1,410 1,197
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  2,900 2,380
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  1,295 1,041
Maryland HHEFA, Univ. of Maryland Medical System,
Series C-1, VRDN, 2.60%, 7/1/55  1,100 1,100
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  2,820 2,931
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/42  4,080 4,171
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/47  9,090 9,223
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  1,760 1,876
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  4,000 3,659

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  6,500 4,411
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,760 1,641
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  210 211
Univ. System of Maryland, Series A, 4.00%, 4/1/43  2,150 2,071
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,410 1,357
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  2,115 1,915
Washington Suburban Sanitary Commission, 2.25%, 6/1/39  11,200 8,406
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/45  3,525 3,322
146,773
MASSACHUSETTS  1.2%
Massachusetts, Series C, GO, 3.00%, 3/1/47  4,000 2,983
Massachusetts, Series D, GO, 5.00%, 10/1/52  5,000 5,163
Massachusetts Bay Transportation Auth. Sales Tax Revenue,
Series B, 5.25%, 7/1/54  9,950 10,506
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/54 (2) 700 674
Massachusetts Ed. Fin. Auth., Series B, 4.25%, 7/1/46 (1) 4,825 4,219
Massachusetts Port Auth., Series B, 4.00%, 7/1/46 (1) 7,500 6,509
Massachusetts Port Auth., Series C, 5.00%, 7/1/49 (1) 5,000 5,006
35,060
MICHIGAN  1.9%
Detroit, GO, 5.00%, 4/1/27  565 580
Detroit, GO, 5.50%, 4/1/32  415 446
Detroit, GO, 5.50%, 4/1/34  235 251
Detroit, GO, 5.50%, 4/1/36  305 324
Detroit, GO, 5.50%, 4/1/38  690 726
Detroit, GO, 5.50%, 4/1/40  475 496
Detroit, GO, 5.50%, 4/1/45  355 365
Detroit, GO, 5.50%, 4/1/50  705 719
Great Lakes Water Auth., Sewage Disposal, Series A, 5.25%,
7/1/47  7,900 8,379
Great Lakes Water Auth., Sewage Disposal, Series C, 5.00%,
7/1/36  2,325 2,344
Great Lakes Water Auth., Water Supply, Series A, 5.25%,
7/1/47  5,885 6,242
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  585 559
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/43  885 727
Michigan Fin. Auth. Uni. of Detroit Mercy, 5.625%, 11/1/52  5,450 5,468

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series D-2, 5.00%, 7/1/34  1,585 1,587
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  2,275 2,307
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/37  2,470 2,491
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/37  980 1,008
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/38  1,410 1,443
Michigan Fin. Auth., McLaren Health Care, 5.00%, 2/15/39  6,175 6,294
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%,
5/15/35  3,525 3,527
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,870 3,067
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(4) 7,050 7,118
56,468
MINNESOTA  0.9%
Minneapolis-St. Paul Metropolitan Airports Commission, Private
Activity, Series B, 5.25%, 1/1/49 (1) 6,000 6,118
Minnesota, Series B, GO, 4.00%, 8/1/42  8,000 7,783
Minnesota Agricultural & Economic Dev. Board, Health Partners
Obligated Group, 5.25%, 1/1/54  3,425 3,514
Minnesota Housing Fin. Agency, Series L, 6.50%, 1/1/55  3,135 3,492
Minnesota Housing Fin. Agency, Series O, 6.25%, 1/1/55  3,000 3,314
Woodbury, Math & Science Academy, 5.50%, 6/1/55 (2) 2,000 1,886
26,107
MISSOURI  0.7%
HEFA of Missouri, Mercy Health, 3.00%, 6/1/53  4,000 2,791
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,080 2,187
HEFA of Missouri, SSM Health, Series F, VRDN, 2.50%, 6/1/36  3,400 3,400
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/57 (1)(4) 5,885 5,849
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  4,715 4,448
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  530 533
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  1,375 1,320
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  580 517
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  50 48
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  415 373
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  355 299
21,765

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
NEBRASKA  0.1%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  4,035 4,172
4,172
NEVADA  0.7%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (1) 4,000 4,124
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/33  1,475 1,552
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  7,615 7,688
Las Vegas Redev. Agency, 5.00%, 6/15/40  2,265 2,268
Las Vegas Redev. Agency, 5.00%, 6/15/45  1,790 1,772
Reno-Tahoe Airport Auth., Reno-Tahoe Int'l. Airport, Series A,
5.25%, 7/1/49 (1) 3,550 3,597
21,001
NEW HAMPSHIRE  0.6%
National Fin. Auth., Series A, Class A, VR, 4.163%, 10/20/51
(Prerefunded 10/20/41) (5) 4,385 4,050
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  3,643 3,609
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,691 2,512
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/1/51 (Prerefunded 7/20/41) (5) 5,013 4,774
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  2,759 2,525
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.168%, 1/20/41  700 642
18,112
NEW JERSEY  2.9%
Hudson County Improvement Auth., Hudson County
Courthouse Project, 4.00%, 10/1/33  1,410 1,436
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (1) 1,760 1,760
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/39  1,190 1,170
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (1)(4) 705 707
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
7/1/42 (1)(4) 775 776
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (1) 6,115 6,116
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (1) 1,435 1,435

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (1) 705 694
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (1) 4,775 4,818
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (1) 3,085 2,990
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/38  705 672
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  1,585 1,425
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  5,055 5,368
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,100 7,516
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  1,410 1,419
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  5,625 5,601
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  2,470 2,474
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  1,260 1,304
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46
(Prerefunded 12/15/32) (5) 1,330 1,516
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  4,830 4,466
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  1,100 1,169
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/42  8,025 8,372
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  1,650 1,683
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  9,275 8,849
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  5,050 5,290
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  7,115 7,143
86,169
NEW YORK  10.9%
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)
(2) 1,060 1,060
Build New York City Resource, Success Academy Charter
Schools Project, 5.00%, 9/1/38  1,485 1,559
Dormitory Auth. of the State of New York, Series 2022A, 5.00%,
3/15/46  5,395 5,559
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48  3,800 2,860
Dormitory Auth. of the State of New York, Series A, 3.50%,
3/15/52  2,250 1,761
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/35  5,150 5,158

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/51  18,525 19,096
Dormitory Auth. of the State of New York, Series B, 4.00%,
3/15/54  8,250 7,527
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/41  2,000 1,606
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  6,625 7,155
Dormitory Auth. of the State of New York, Montefiore Obligated
Group, Series A, 5.00%, 8/1/35  5,175 5,212
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (2) 1,300 1,300
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  6,000 5,452
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/25  40 40
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/37  1,840 1,865
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series A, 5.25%, 3/15/52  2,025 2,129
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.25%, 10/1/49  2,100 2,121
Empire State Dev., Series A, 5.00%, 3/15/50  11,395 11,746
Empire State Dev., Personal Income Tax, Series C, 5.00%,
3/15/47  3,525 3,614
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  525 410
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  6,060 1,551
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.63%, 1/1/55  680 582
Metropolitan Transportation Auth., Series 2012G-1, VRDN,
2.55%, 11/1/32  1,655 1,655
Metropolitan Transportation Auth., Series B, 5.25%,
11/15/26 (4) 2,820 2,904
Metropolitan Transportation Auth., Green Bond, Series A-1,
5.00%, 11/15/49  7,230 7,259
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (2)(6)(8) 965 965
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (6)(8) 2,097 193
New York City, Series A-4, GO, VRDN, 2.55%, 8/1/44  2,300 2,300
New York City, Series D, GO, 5.00%, 12/1/42  3,525 3,610
New York City, Series D-1, GO, 5.50%, 5/1/44  1,175 1,259
New York City, Series D-1, GO, 5.50%, 5/1/46  1,750 1,864

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class E, 4.375%, 12/15/43 (Prerefunded 12/15/31) (5) 2,820 2,846
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 (Prerefunded 12/15/31) (5) 550 556
New York City Housing Dev., Sustainable Bonds, Series C,
2.75%, 2/1/51  4,850 3,206
New York City Housing Dev., Sustainable Bonds, Series F-1-A,
5.00%, 11/1/54  2,490 2,457
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/51  3,200 3,317
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  2,750 2,873
New York City Municipal Water Fin. Auth., Series BB-2, VRDN,
2.55%, 6/15/53  18,000 18,000
New York City Municipal Water Fin. Auth., Series CC-1, 5.25%,
6/15/54  4,025 4,234
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  1,250 1,185
New York City Municipal Water Fin. Auth., Series EE, 5.00%,
6/15/40  6,805 6,906
New York City Transitional Fin. Auth., Series E, 5.00%, 11/1/53  3,625 3,733
New York City Transitional Fin. Auth., Series F-1, 5.25%, 2/1/53  18,500 19,403
New York City Transitional Fin. Auth., Future Tax, Series H-1,
5.25%, 11/1/45  5,000 5,346
New York City Transitional Fin. Auth., Future Tax, Series H-1,
5.50%, 11/1/51  2,250 2,419
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, 4.00%, 11/1/37  1,060 1,041
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series A-1, 4.00%, 11/1/38  3,210 3,131
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series B-1, 5.00%, 8/1/38  3,525 3,612
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/39  1,175 1,143
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series C-1, 4.00%, 5/1/44  2,370 2,200
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series F-1, 5.25%, 2/1/40  3,500 3,794
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
3.00%, 2/15/42  6,525 5,102
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
4.00%, 2/15/43  1,030 944
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.15%, 11/15/34 (2) 1,230 1,230
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.375%, 11/15/40 (2) 2,470 2,470

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
New York Liberty Dev., Bank of America Tower at One Bryant
Park, Class 3, 2.80%, 9/15/69  2,010 1,835
New York State Dormitory Auth., Series E, 3.00%, 3/15/51  3,000 2,098
New York State Housing Fin. Agency, Series L-2, 0.75%,
11/1/25 (Prerefunded 5/1/25) (5) 1,675 1,675
New York State Housing Fin. Agency, Series M-2, 0.75%,
11/1/25  95 93
New York State Thruway Auth., Series B, 4.00%, 1/1/38  13,930 13,716
New York State Thruway Auth., Green Bond, Series C, 5.00%,
3/15/53  5,290 5,405
New York Transportation Dev., 5.00%, 12/1/39 (1) 1,025 1,038
New York Transportation Dev., 5.00%, 12/1/40 (1) 675 682
New York Transportation Dev., 5.00%, 12/1/41 (1) 675 678
New York Transportation Dev., 5.00%, 12/1/42 (1) 675 673
New York Transportation Dev., 5.125%, 6/30/60 (1)(4) 3,500 3,516
New York Transportation Dev., 5.25%, 6/30/60 (1)(4) 5,430 5,506
New York Transportation Dev., 5.375%, 6/30/60 (1) 4,145 4,155
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (1) 1,025 1,025
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27 (1) 6,000 6,075
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/34 (1) 2,115 2,132
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (1) 6,960 7,055
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series A, 5.25%, 12/31/54 (1)(9) 19,070 19,362
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series A, 5.50%, 12/31/60 (1) 8,760 8,892
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/41  1,900 1,832
Onondaga County Trust for Cultural Resources, Syracuse
University Project, 4.00%, 12/1/49  6,000 5,397
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 206, 5.00%, 11/15/42 (1) 4,475 4,484
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 223, 4.00%, 7/15/61 (1) 3,250 2,726
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 236, 5.00%, 1/15/47 (1) 9,500 9,522
Suffolk County Water Auth., Series B, 3.25%, 6/1/42  4,400 3,671
325,763
NORTH CAROLINA  2.9%
Charlotte Water & Sewer System Revenue, 5.00%, 7/1/54  10,000 10,433
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series B, VRDN, 2.35%, 1/15/38  4,700 4,700

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare
System, Series C, VRDN, 2.35%, 1/15/37  900 900
Forsyth County, Series B, GO, 2.00%, 3/1/37  4,150 3,167
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (1)(4) 7,615 7,947
North Carolina Housing Fin. Agency, Series A, 4.70%, 7/1/50  4,250 4,222
North Carolina Housing Fin. Agency, Series A, 6.25%, 1/1/55  5,315 5,732
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/35  705 692
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/39  1,020 1,012
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/44  1,490 1,417
North Carolina Medical Care Commission, Sharon Towers,
Series A, 5.00%, 7/1/49  705 652
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/40  3,955 3,955
North Carolina Municipal Power Agency #1, Catawba, Series A,
5.00%, 1/1/28  2,395 2,417
North Carolina Turnpike Auth., 5.00%, 1/1/40  7,900 8,058
North Carolina Turnpike Auth., Triangle Expressway, Series A,
5.00%, 1/1/58 (4) 22,000 22,141
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35 (1) 705 730
Union County, Series C, GO, 2.50%, 9/1/37  4,590 3,733
Union County, Series C, GO, 2.50%, 9/1/38  4,000 3,177
85,085
OHIO  1.7%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  17,025 14,855
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/40  215 204
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/41  245 228
Cleveland-Cuyahoga County Port Auth., Museum of Natural
History, 4.00%, 7/1/51  2,705 2,272
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,395 3,384
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  2,425 2,399
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/44  2,855 2,663
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/51  3,945 3,567
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36  1,060 1,063
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46  2,960 2,871
Hamilton County, Life Enriching Communities, Series A, 5.00%,
1/1/52  705 676

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Ohio, Series A, 5.00%, 1/15/50  5,640 5,607
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (1)(2) 400 379
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (1)(2) 1,090 987
Ohio Higher Ed. Fac. Commission, Cleveland Clinic Health
System, Series B-4, VRDN, 2.45%, 1/1/43  2,800 2,800
Ohio Housing Fin. Agency, Silver Birch Of Mansfield Project,
6.00%, 1/1/45 (2) 1,625 1,555
Port of Greater Cincinnati Dev. Auth., Duke Energy Convention
Center Project, Series B, 4.375%, 12/1/58 (4) 2,985 2,798
Port of Greater Cincinnati Dev. Auth., RBM Phase 3 Garage
Project, 5.00%, 12/1/44  1,000 952
Port of Greater Cincinnati Dev. Auth., RBM Phase 3 Garage
Project, 5.125%, 12/1/55  300 277
49,537
OKLAHOMA  1.0%
Oklahoma County Fin. Auth., Series EX, 2.00%, 12/1/47  158 8
Oklahoma County Fin. Auth., Series EX, 5.875%, 12/1/47  768 560
Oklahoma DFA, OU Medicine Project, Series B, 5.25%, 8/15/48  1,115 1,120
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  3,800 3,695
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,760 15,594
Oklahoma Turnpike Auth., Senior, Series A, 5.50%, 1/1/54  5,575 6,004
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,640 1,613
28,594
OREGON  0.7%
Oregon Fac. Auth., Legacy Health, Series B, 5.00%, 6/1/30  1,700 1,812
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (1) 2,115 2,117
Port of Portland Airport, Series A, 4.00%, 7/1/39 (1) 3,525 3,333
Port of Portland Airport, Series THIRT, 5.25%, 7/1/54 (1) 12,500 12,719
19,981
PENNSYLVANIA  2.2%
Allegheny County Airport Auth., Pittsburgh Int'l. Airport,
Series A, 5.50%, 1/1/53 (1)(4) 7,500 7,771
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/40 (2) 3,035 2,698
Delaware Valley Regional Fin. Auth., Series B, VRDN, 2.75%,
6/1/42  1,600 1,600
Doylestown Hosp. Auth., 5.00%, 7/1/49 (Prerefunded
7/1/29) (5) 260 276
Doylestown Hosp. Auth., Doylestown Hosp., 5.00%, 7/1/49  2,340 2,313
Franklin County IDA, Menno Haven, 5.00%, 12/1/38  705 668
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/34  1,940 2,003

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., Series A, 5.00%, 9/1/37  1,760 1,798
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (1) 2,500 2,504
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/39 (1) 2,250 2,376
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.75%, 6/30/48 (1) 3,935 4,046
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 6.00%, 6/30/61 (1) 6,520 6,818
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  3,460 3,706
Pennsylvania Housing Fin. Agency, Series 146A, 6.25%,
10/1/54  4,500 4,893
Pennsylvania Housing Fin. Agency, Series SER-145A, 6.00%,
10/1/54  2,060 2,215
Philadelphia IDA, Saint Josephs Univ., 5.25%, 11/1/52  3,565 3,636
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series A, 5.50%, 7/1/53  8,920 9,583
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series B-2, VRDN, 2.40%, 7/1/54  3,840 3,840
State Public School Building Auth., Series A, 5.00%, 6/1/32 (4) 3,525 3,559
66,303
PUERTO RICO  3.9%
Puerto Rico Commonwealth, VR, GO, 11/1/43 (11) 10,427 6,230
Puerto Rico Commonwealth, VR, GO, 11/1/51 (11) 14,111 8,643
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 4.00%, 7/1/42 (2) 2,285 1,962
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/25 (2) 315 316
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33 (2) 1,050 1,073
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 4.00%, 7/1/42 (2) 3,525 3,027
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/25 (2) 1,165 1,167
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2022A, 5.00%, 7/1/33 (2) 3,965 4,058
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (2) 1,205 1,229
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (2) 2,915 2,964
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (2) 5,250 5,326

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (2) 2,225 2,280
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (2) 1,200 1,215
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,569 1,052
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,219 1,164
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  1,095 1,019
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,265 2,077
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,278 1,088
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  2,333 2,336
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  8,662 8,832
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,324 1,376
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  3,227 3,421
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (8)
(12) 35 20
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (8)(12) 60 33
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (8)(12) 475 264
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (8)(12) 130 72
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (8)
(12) 170 94
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (8)
(12) 660 366
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (8)
(12) 215 119
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (8)
(12) 260 144
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (8)
(12) 1,575 874
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (8)
(12) 500 278
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (8)
(12) 680 377
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (8)
(12) 165 92

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (8)
(12) 140 78
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (8)
(12) 60 33
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (8)
(12) 160 89
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (8)
(12) 125 69
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (8)
(12) 40 22
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (8)
(12) 70 39
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (8)
(12) 55 31
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (8)
(12) 525 291
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (8)
(12) 120 67
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (8)
(12) 60 33
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,540 1,454
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  26,172 24,285
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  13,608 12,993
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,729 3,409
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  5,900 4,142
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  12,428 3,987
115,610
RHODE ISLAND  0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (6)(8) 490 191
191
SOUTH CAROLINA  0.6%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  1,308 782
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  3,686 1,050
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  5,236 666
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  3,525 3,741
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  1,355 1,312

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,530 1,559
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  3,525 3,579
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series C, VRDN, 2.50%, 5/1/48  495 495
South Carolina Public Service Auth., Series A, 4.00%, 12/1/36  4,000 3,905
17,089
SOUTH DAKOTA  0.5%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  9,275 8,752
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  7,125 7,350
16,102
TENNESSEE  1.2%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,290 2,329
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/54 (3) 1,000 1,048
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.50%, 7/1/59 (3) 1,500 1,563
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.125%, 7/1/54 (3) 3,030 3,054
Knox County Health Ed. & Housing Fac. Board, Univ. of
Tennessee Project, Series B-1, 5.00%, 7/1/49 (3) 1,200 1,213
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, The Vanderbilt Univ., 5.00%, 10/1/54  7,500 7,735
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  1,090 1,091
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/44 (1) 2,115 2,120
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (1) 7,405 7,644
Shelby County Health & Ed. Fac. Board, Madrone Memphis
Student Housing I, Series A-1, 5.00%, 6/1/44 (2) 850 818
Tennergy, Series A, VRDN, 5.00%, 10/1/54 (Tender 12/1/29)  6,900 7,177
35,792
TEXAS  11.5%
Aldine Independent School Dist., GO, 4.00%, 2/15/54  3,805 3,404
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 4.50%,
6/15/44 (2) 500 460
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 4.75%,
6/15/49 (2) 340 312
Arlington Higher Ed. Fin., Basis Texas Charter Schools,
4.875%, 6/15/54 (2) 3,370 3,094
Arlington Higher Ed. Fin., Harmony Public Schools, 4.00%,
2/15/44  12,900 11,917
Arlington Higher Ed. Fin., KIPP Texas, 4.00%, 8/15/42  5,815 5,497

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/47  1,780 1,840
Arlington Higher Ed. Fin., Riverwalk Ed. Foundation, 5.00%,
8/15/52  5,155 5,293
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 4.50%,
8/15/53  4,500 4,293
Arlington Higher Ed. Fin., Trinity Basin Preparatory, 5.00%,
8/15/48  1,300 1,338
Austin Airport System Revenue, 5.00%, 11/15/43 (1) 1,000 1,010
Austin Airport System Revenue, 5.00%, 11/15/52 (1) 2,000 1,989
Austin Airport System Revenue, 5.25%, 11/15/47 (1) 1,555 1,587
Austin Airport System Revenue, Series B, 5.00%, 11/15/41 (1) 2,770 2,771
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  915 900
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  740 739
Austin Water & Wastewater System Revenue, 5.00%, 11/15/53  24,850 25,631
Board of Regents of the Univ. of Texas System, Series A,
3.50%, 8/15/50  8,000 6,508
Board of Regents of the Univ. of Texas System, Series B,
4.00%, 8/15/54  7,425 6,737
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/49  5,000 5,369
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/28  395 396
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  6,300 6,381
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/36  10,000 10,813
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/39  1,550 1,657
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/41  8,880 9,336
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%,
8/15/48  3,000 3,000
Conroe Independent School Dist., GO, 5.00%, 2/15/49  5,000 5,160
Dallas Hotel Occupancy Tax, 4.00%, 8/15/29  1,765 1,767
Dallas Hotel Occupancy Tax, 4.00%, 8/15/31  1,005 1,005
Dallas Hotel Occupancy Tax, 4.00%, 8/15/32  800 796
Dallas Hotel Occupancy Tax, 4.00%, 8/15/33  800 791
Denton County, Green Meadows Public Improvement Dist.,
5.625%, 12/31/55 (2) 1,560 1,473
Denton County, Green Meadows Public Improvement Dist.,
5.875%, 12/31/45 (2) 575 543
Denton County, Green Meadows Public Improvement Dist.,
6.125%, 12/31/55 (2) 925 868

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Fort Bend Independent School Dist., Series A, GO, 4.00%,
8/15/49  4,600 4,197
Grand Parkway Transportation, Grand Parkway System,
4.00%, 10/1/49 (4) 4,850 4,361
Harris County Cultural Ed. Fac. Fin., Series C-1, TECP, 2.55%,
5/1/25  5,500 5,500
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian
Homes, Series B, 6.375%, 1/1/33  100 100
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 2.45%, 12/1/59  4,815 4,815
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  465 478
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/33  4,635 4,739
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49  12,385 11,089
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/54  5,950 5,215
Harris County-Houston Sports Auth., Second Lien, Series B,
5.00%, 11/15/44 (9) 2,025 2,082
Harris County-Houston Sports Auth., Second Lien, Series B,
5.00%, 11/15/46 (9) 4,000 4,095
Houston Airport, Series A, 5.00%, 7/1/36 (1) 775 784
Houston Airport, Series A, 5.00%, 7/1/37 (1) 1,495 1,508
Houston Airport, Series A, 5.00%, 7/1/41 (1) 2,290 2,296
Houston Airport, Series A, 5.25%, 7/1/42 (1)(4) 5,000 5,245
Houston Airport, Series A, 5.25%, 7/1/43 (1)(4) 1,550 1,615
Houston Airport, Series B-1, 5.00%, 7/15/35 (1) 1,760 1,731
Houston Airport, Series C, 5.00%, 7/1/31 (1) 2,115 2,173
Houston Airport, Series C, 5.00%, 7/1/32 (1) 2,645 2,712
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/37 (1) 2,450 2,481
Hurst-Euless-Bedford Independent School Dist., GO, 4.00%,
8/15/50  3,600 3,269
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/29  1,200 1,201
Joint Guadalupe County - Seguin Hosp., Board of Managers
Guadalupe Regional Medical Center, 5.00%, 12/1/40  1,330 1,268
Judson Independent School Dist., GO, 4.00%, 2/1/53  5,105 4,547
Mansfield Independent School Dist., GO, 4.00%, 2/15/54  4,850 4,332
Midland Independent School Dist., GO, 5.00%, 2/15/47  4,075 4,195
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (1)(2) 4,755 4,715
Montgomery County Toll Road Auth., 5.00%, 9/15/32  60 60
Montgomery County Toll Road Auth., 5.00%, 9/15/33  65 65
Montgomery County Toll Road Auth., 5.00%, 9/15/34  70 70
Montgomery County Toll Road Auth., 5.00%, 9/15/35  475 477

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Montgomery County Toll Road Auth., 5.00%, 9/15/36  525 527
Montgomery County Toll Road Auth., 5.00%, 9/15/38  290 291
Montgomery County Toll Road Auth., 5.00%, 9/15/43  855 856
Montgomery County Toll Road Auth., 5.00%, 9/15/48  2,485 2,486
New Braunfels Independent School Dist., GO, 4.00%, 2/1/52  2,500 2,235
New Hope Cultural Ed. Fac. Fin., Exchange Buckingham Senior
Living, Series B, VR, 2.00%, 11/15/61 (2.00% PIK) (7)(8) 843 304
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  195 188
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/35  705 669
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  1,210 1,081
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/37  3,525 3,573
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  5,260 5,275
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/40  7,100 7,455
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/41  6,700 7,069
Northwest Independent School Dist., Series A, GO, 5.00%,
2/15/49  10,000 10,289
Permanent University Fund - Univ. of Texas System,
Series 2022A, 4.00%, 7/1/42  3,600 3,369
Port of Beaumont Navigation Dist., Jefferson Gulf Coast Energy
Project, Series A, 5.125%, 1/1/44 (1)(2) 1,100 1,057
Spring Branch Independent School Dist., GO, 5.00%, 2/1/42  2,370 2,494
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  415 419
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  780 781
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  865 853
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  1,940 1,831
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45 (8)(13) 1,632 —
Texas, Series A, GO, 4.125%, 8/1/46 (1) 8,850 8,033
Texas, Series A, GO, 5.00%, 8/1/41 (1) 6,030 6,068
Texas, Series A, GO, 5.00%, 8/1/42 (1) 6,335 6,330
Texas Dept. of Housing & Community Affairs, Series A, 5.75%,
1/1/56  7,000 7,597
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  195 200
Texas Municipal Gas Acquisition & Supply IV, Series A, VRDN,
5.50%, 1/1/54 (Tender 1/1/30)  3,500 3,693
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  14,950 15,541

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (1) 5,000 4,852
Texas Private Activity Bond Surface Transportation, Senior
Lien, North Tarrant Express Project, 5.50%, 12/31/58 (1) 5,620 5,761
Texas Transportation Commission, First Tier Toll, State
Highway, 5.00%, 8/1/57  4,090 4,093
341,360
UTAH  1.7%
Black Desert Public Infrastructure Dist., Black Desert
Assessment Area, 5.625%, 12/1/53 (2) 3,875 3,765
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (2) 2,175 1,971
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.75%, 6/15/44 (2) 940 928
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (2) 980 981
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (1) 5,000 5,206
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (1) 5,000 5,011
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (1) 14,490 14,483
Salt Lake City Airport, Series A, 5.00%, 7/1/51 (1) 7,000 6,972
Salt Lake City Airport, Series A, 5.25%, 7/1/53 (1) 3,000 3,030
Salt Lake City Airport, Series A, 5.50%, 7/1/53 (1) 4,150 4,307
SkyRidge Pegasus Infrastructure Fin. Dist., SkyRidge Pegasus
Assessment Area, 5.25%, 12/1/44 (2) 3,087 2,895
49,549
VIRGINIA  3.7%
Alexandria, GO, 4.00%, 12/15/42  5,350 5,218
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  2,285 1,883
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,322
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/41 (4) 3,035 3,054
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  5,150 5,144
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  2,165 2,141
Fairfax County, Series A, GO, 2.00%, 10/1/41  5,625 3,756
Fairfax County, Series A, GO, 4.00%, 10/1/41  3,345 3,274
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  3,500 3,267
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/31  1,410 1,429
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25) (5) 3,265 3,271

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,665 2,391
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  5,755 5,969
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/37  3,080 2,282
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/38  3,075 2,213
Newport News City, Virginia Water Revenue, Series 2021,
2.00%, 7/15/39  3,075 2,153
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  355 373
Roanoke Economic Dev. Auth., Carilion Clinic Obligated Group,
Series A, 4.00%, 7/1/51  1,660 1,501
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  1,460 1,472
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  10,740 10,192
Virginia College Building Auth., Public Higher Ed. Financing
Program, Series A, 4.00%, 9/1/43  4,360 4,178
Virginia Housing Dev. Auth., Series G, 5.15%, 11/1/52  1,150 1,172
Virginia Housing Dev. Auth., Series G, 5.25%, 11/1/57  1,995 2,041
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (1) 1,950 1,503
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (1) 8,890 8,322
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (1) 4,415 4,097
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/42 (1) 1,045 923
Virginia Small Business Fin. Auth., I-95 Express Lanes Project,
4.00%, 1/1/48 (1) 4,650 3,882
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 705 685
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (1) 6,680 6,402
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 7,220 6,849
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (4) 3,945 3,549
109,908
WASHINGTON  2.2%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/46  3,000 3,253
Energy Northwest, Columbia Generating Station, 4.00%, 7/1/42  2,000 1,890

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/37  1,620 1,718
Port of Seattle, Intermediate Lien, 5.00%, 8/1/33 (1) 3,000 3,181
Port of Seattle, Intermediate Lien, Series B, 5.25%, 7/1/49 (1) 15,495 15,929
Seattle Municipal Light & Power Revenue, 5.00%, 10/1/54  9,530 9,813
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/44  1,000 1,031
Washington, Series C, GO, 5.00%, 2/1/36  4,700 5,063
Washington State Convention Center Public Fac. Dist., Green
Notes, 4.00%, 7/1/31  2,625 2,621
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/54  4,085 3,953
Washington State Housing Fin. Commission, Social
Certificates, Series 2021-1, Class A, 3.50%, 12/20/35  4,829 4,446
Washington State Housing Fin. Commission, Social
Certificates, Series 2023-1, Class A, 3.375%, 4/20/37  9,869 8,886
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (2) 3,525 3,021
64,805
WEST VIRGINIA  0.1%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (2) 325 327
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (2) 325 327
Monongalia County Commission, Univ. Town Center, Series A,
7.00%, 6/1/43 (2) 500 512
West Virginia Economic Dev. Auth., Series RE, VRDN, 4.70%,
4/1/36 (Tender 6/17/26) (1) 1,150 1,157
2,323
WISCONSIN  2.0%
PFA, Aggie Apartment Life Holding Corp. II, Series A, 5.25%,
6/1/54  1,625 1,602
PFA, Campus Real Estate Holding, Series A, 5.00%,
6/1/35 (14) 1,100 1,131
PFA, CHF Manoa, Residences for Graduate Students, Series A,
5.75%, 7/1/53 (2) 3,000 3,067
PFA, Eastern Michigan Univ., Series A-1, 5.375%, 7/1/47 (3) 4,880 4,982
PFA, Kahala Nui Project, 5.25%, 11/15/55  850 868
PFA, Kahala Nui Project, 5.25%, 11/15/61  4,205 4,244
PFA, KSU Bixby Real Estate Foundation, Series A, 5.00%,
6/15/37  335 351
PFA, KSU Bixby Real Estate Foundation, Series A, 5.25%,
6/15/45  1,000 1,023
PFA, KSU Bixby Real Estate Foundation, Series A, 5.25%,
6/15/55  1,725 1,737

T. ROWE PRICE Summit Municipal Income Fund

Par $ Value
(Amounts in 000s)
PFA, KSU Bixby Real Estate Foundation, Series B, 5.50%,
6/15/55  1,475 1,488
PFA, KSU Bixby Real Estate Foundation, Series C, 5.00%,
6/15/35  500 505
PFA, KSU Bixby Real Estate Foundation, Series C, 5.75%,
6/15/55  1,420 1,403
PFA, Roseman Univ., 5.00%, 4/1/40 (Prerefunded 4/1/30) (2)(5) 25 27
PFA, Roseman Univ., 5.00%, 4/1/50 (Prerefunded 4/1/30) (2)(5) 35 38
PFA, Unrefunded Balance, 5.00%, 4/1/40 (2) 375 365
PFA, Unrefunded Balance, 5.00%, 4/1/50 (2) 670 616
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN,
2.50%, 4/1/54  14,500 14,500
Wisconsin HEFA, Chiara Housing and Services, 5.875%, 7/1/55  2,730 2,647
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55  3,360 3,610
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.00%, 9/1/52  3,665 3,565
Wisconsin PFA, Celanese, Series B, 5.00%, 12/1/25 (1) 705 705
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/42  1,205 1,217
Wisconsin PFA, Grand Hyatt San Antonio, Series A, 5.00%,
2/1/52  2,730 2,641
Wisconsin PFA, Searstone Retirement Community, Series A,
5.00%, 6/1/52 (2) 2,570 2,289
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (2) 2,325 2,205
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (2) 705 645
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (2) 740 661
Wisconsin PFA, Univ. of Hawaii Foundation Project, Series A-1,
4.00%, 7/1/61 (2) 1,165 861
58,993
Total Municipal Securities (Cost $3,051,080) 2,934,843
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily, Class A, 2.046%, 6/25/38  4,113 3,376
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $4,219) 3,376
Total Investments in Securities
98.7% of Net Assets
(Cost $3,055,299) $ 2,938,219

T. ROWE PRICE Summit Municipal Income Fund

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $180,579 and represents 6.1% of net assets.
(3) Insured by Build America Mutual Assurance Company
(4) Insured by Assured Guaranty Municipal Corporation
(5) Prerefunded date is used in determining portfolio maturity.
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Non-income producing
(9) Insured by Assured Guaranty Corporation
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) When-issued security
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SPMUV7DY S&P Municipal 7 Day High Grade Yield

T. ROWE PRICE Summit Municipal Income Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Income Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,055,299) $ 2,938,219
Interest receivable 40,788
Receivable for investment securities sold 3,100
Receivable for shares sold 2,435
Due from affiliates 31
Cash 24
Other assets 103
Total assets 2,984,700
Liabilities
Payable for shares redeemed 5,498
Payable for investment securities purchased 1,122
Investment management fees payable 797
Payable to directors 1
Other liabilities 1,717
Total liabilities 9,135
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 2,975,565

T. ROWE PRICE Summit Municipal Income Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (239,378)
Paid-in capital applicable to 271,932,985 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 3,214,943
NET ASSETS $ 2,975,565
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,163,969; Shares outstanding:
106,399,421) $ 10.94
Advisor Class
(Net assets: $2,239; Shares outstanding: 204,639) $ 10.94
I Class
(Net assets: $1,809,357; Shares outstanding:
165,328,925) $ 10.94

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Investment Income (Loss)
Interest income $ 60,533
Expenses
Investment management 4,894
Shareholder servicing
Investor Class $ 916
Advisor Class 2
I Class 34 952
Rule 12b-1 fees
Advisor Class 3
Prospectus and shareholder reports
Investor Class 15
I Class 12 27
Custody and accounting 122
Registration 75
Legal and audit 60
Directors 5
Miscellaneous 16
Waived / paid by Price Associates (281)
Total expenses 5,873
Net investment income 54,660
Realized and Unrealized Gain / Loss –
Net realized loss on securities (19,194)
Change in net unrealized gain / loss on securities (78,710)
Net realized and unrealized gain / loss (97,904)
DECREASE IN NET ASSETS FROM OPERATIONS $ (43,244)

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 54,660 $ 86,892
Net realized loss (19,194) (20,629)
Change in net unrealized gain / loss (78,710) 212,475
Increase (decrease) in net assets from operations (43,244) 278,738
Distributions to shareholders
Net earnings
Investor Class (20,590) (35,938)
Advisor Class (36) (49)
I Class (33,269) (49,778)
Decrease in net assets from distributions (53,895) (85,765)
Capital share transactions
*
Shares sold
Investor Class 143,181 402,553
Advisor Class 289 1,844
I Class 353,035 885,238
Distributions reinvested
Investor Class 18,904 32,774
Advisor Class 36 49
I Class 24,986 37,567
Shares redeemed
Investor Class (188,930) (242,865)
Advisor Class (103) (167)
I Class (317,074) (468,290)
Increase in net assets from capital share
transactions 34,324 648,703

T. ROWE PRICE Summit Municipal Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Net Assets
Increase (decrease) during period (62,815) 841,676
Beginning of period 3,038,380 2,196,704
End of period $ 2,975,565 $ 3,038,380
*Share information (000s)
Shares sold
Investor Class 12,763 35,704
Advisor Class 26 165
I Class 31,640 78,667
Distributions reinvested
Investor Class 1,687 2,911
Advisor Class 3 5
I Class 2,230 3,334
Shares redeemed
Investor Class (16,888) (21,718)
Advisor Class (9) (15)
I Class (28,685) (41,877)
Increase in shares outstanding 2,767 57,176

T. ROWE PRICE Summit Municipal Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit
Municipal Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income exempt from federal income taxes. The fund has three classes of shares: the Summit Municipal Income Fund (Investor Class), the Summit
Municipal Income Fund–Advisor Class (Advisor Class) and the Summit
Municipal Income Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and

T. ROWE PRICE Summit Municipal Income Fund

penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Summit Municipal Income Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Summit Municipal Income Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On April 30, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

T. ROWE PRICE Summit Municipal Income Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $421,519,000 and $426,098,000, respectively, for the six months ended April 30, 2025.

T. ROWE PRICE Summit Municipal Income Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2024, the fund had
$108,712,000 of available capital loss carryforwards.
At April 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $3,055,909,000. Net unrealized loss aggregated $117,690,000 at period-end, of which $8,734,000 related to appreciated investments and $126,424,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.04%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2025, the effective annual group fee rate was 0.28%.

T. ROWE PRICE Summit Municipal Income Fund

The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and, with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $1,153,000 remain subject to repayment by the fund at April 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Summit Municipal Income Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended April 30, 2025, expenses incurred pursuant to these service agreements were $59,000 for
Price Associates and $62,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $35,426,000 and
$15,672,000, respectively, with net realized gain of $0 for the six months ended
April 30, 2025.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes
Investor
Class
Advisor
Class I Class
Expense limitation 0.45% 0.45% 0.45%
I Class Limit N/A   N/A   0.05%
Expense limitation date N/A N/A 12/31/26
(Waived)/repaid during the period ($000s) $(280) $(1) $—

T. ROWE PRICE Summit Municipal Income Fund

investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Summit Municipal Income Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Summit Municipal Income Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Summit Municipal Income Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The Board noted that the fund’s individual fund fee rate was reduced effective
November 1, 2024.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Summit Municipal Income Fund

nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense
Group, Advisor Class Expense Group, and Expense Universe), and the fund’s total expenses ranked in the third quintile (Investor Class Expense Group and Expense
Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Summit Municipal Income Fund

versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F84-051 6/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2025